Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets	$ 230	$ 254
Finance lease right-of-use assets	16	23
Lease, Right-of-Use Asset	246	277
Liabilities [Abstract]
Operating lease liability, current	40	37
Finance lease liability, current	7	8
Operating lease liability, non-current	214	239
Finance lease liability, non-current	16	22
Present value of lease liabilities	$ 276	$ 307
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance lease, right-of-use asset, accumulated amortization	$ 16	$ 15